PROPERTY, PLANT AND EQUIPMENT, NET (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 7,665,806,024				¥ 6,487,564,926
Less: Accumulated depreciation	(2,249,631,170)				(2,028,991,593)
Less: Impairment	(42,049,651)				(51,439,373)
Subtotal	5,374,125,203				4,407,133,960
Construction in progress	510,968,886				331,547,393
Property, plant and equipment, net	5,885,094,089			$ 868,097,604	4,738,681,353
Depreciation of property, plant and equipment	275,121,309	$ 40,582,554	¥ 224,138,559
Property, plant and equipment impairment	0	$ 0	¥ 99,327,548
Pledged property, plant and equipment	1,568,479,398				1,899,053,100
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,519,113,426				1,429,839,237
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,920,888,491				4,886,493,031
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	36,377,796				34,434,859
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 189,426,311				¥ 136,797,799